Prepayments and deposits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments And Deposits [Abstract]
Amount of deposits for maintenance and acquisition of properties and equipment	$ 10,312	$ 41,886	$ 53,921